SOUND SHORE FUND, INC.

                      Supplement Dated November 20, 1998 to
                          Prospectus Dated May 1, 1998

1. Page 15 of the Prospectus is amended by replacing the "Custodian" section with the following:

CUSTODIAN

Investors  Bank & Trust  Company in Boston,  Massachusetts  is custodian for the
Fund.